VARIABLE INTEREST ENTITIES ("VIEs") - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Assets Acquired
Restricted cash and short term deposits			$ 3,942	$ 3,842
Liabilities:
Current portion of long-term debt and short-term debt			(180,065)	(194,413)
Long-term debt			(958,237)	(866,671)
Accrued expenses			(51,275)	(42,275)
Other non-current liabilities			(105,722)	(90,362)
Total liabilities			(1,342,548)	(1,250,363)
Statement of operations:
Interest expense	[1]	$ 4,725	30,664	80,190	$ 18,087
Statement of cash flows:
Net debt repayments	[2]	(498,832)	(96,724)	(203,130)	(156,364)
Net debt receipts	[2]	0	570,000	110,000	10,402
Financing costs paid	[2]	0	(7,382)	(1,892)	(475)
Variable interest entity
Assets Acquired
Restricted cash and short term deposits			3,435	3,350
Liabilities:
Current portion of long-term debt and short-term debt			(103,470)	(79,453)
Accrued expenses			(34,367)	(24,827)
Total liabilities			(137,837)	(104,280)
Statement of operations:
Interest expense		866	4,363	5,932	16,268
Statement of cash flows:
Net debt repayments		0	(47,742)	(39,306)	(145,423)
Net debt receipts		0	0	0	10,402
Financing costs paid		$ 0	0	0	$ (475)
Interest expense at contractual rates			3,200	4,300
Amortization of fair value adjustments to assumed debt obligations			$ 1,200	$ 1,600

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.